Accounts Receivables, net (Tables)	6 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivables Net
	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Less than 6 months	2,764,408	3,030,000
More than 6 months but less than 1 year	1,801,126	-

More than 1 year	28,500	378,626
	4,594,034	3,408,626
Allowance for credit losses	(194,363)	(189,313)
Total	4,399,671	3,219,313

Schedule of Accounts Receivable Allowance
Amount
US$

Balance as of July 1, 2024	-
Addition	(190,786)

Write off	-
Effect of exchange rate difference	1,473
Balance as of June 30, 2025	(189,313)

Addition	(3,423)
Write off	-

Effect of exchange rate difference	(1,627)
Balance as of December 31, 2025	(194,363)